JPMorgan Developed International Value Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Australia — 4.4%
AGL Energy Ltd.	652	4,063
BHP Group Ltd.	793	20,039
Fortescue Ltd.	419	4,737
Glencore plc	1,491	5,983
Insignia Financial Ltd. *	1,281	3,692
Perseus Mining Ltd.	659	1,376
QBE Insurance Group Ltd.	276	4,093
Rio Tinto plc	262	15,579
Ventia Services Group Pty. Ltd.	442	1,472
Yancoal Australia Ltd. (a)	591	2,386
		63,420
Austria — 1.3%
BAWAG Group AG (b)	14	1,777
Erste Group Bank AG	66	6,070
OMV AG	86	4,394
Telekom Austria AG	207	2,200
Vienna Insurance Group AG Wiener Versicherung Gruppe	80	4,190
		18,631
Belgium — 1.1%
Ageas SA	47	3,207
Deme Group NV	15	2,267
KBC Group NV	51	5,347
Proximus SADP	215	1,781
Umicore SA	194	3,062
		15,664
China — 0.6%
BOC Hong Kong Holdings Ltd.	864	3,880
Yangzijiang Shipbuilding Holdings Ltd.	2,521	4,944
		8,824
Denmark — 1.2%
Carlsberg A/S, Class B (a)	33	4,122
Danske Bank A/S	146	5,778
H Lundbeck A/S	548	2,856
ISS A/S	74	2,129
Sydbank A/S	26	1,919
		16,804
Finland — 1.4%
Kalmar OYJ, Class B	88	3,991
Konecranes OYJ	38	3,124
Nokia OYJ	1,008	4,106
Nordea Bank Abp	321	4,688
Nordea Bank Abp	248	3,619
		19,528

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — 7.3%
AXA SA	307	14,922
Ayvens SA (b)	222	2,388
BNP Paribas SA	176	16,017
Cie Generale des Etablissements Michelin SCA	148	5,259
Coface SA	97	1,799
Credit Agricole SA	223	4,112
Eiffage SA	22	2,892
Engie SA	360	8,102
Forvia SE *	119	1,512
IPSOS SA	39	1,744
Orange SA	417	6,349
Renault SA	93	3,429
Rubis SCA	62	1,980
Societe Generale SA	144	9,212
Television Francaise 1 SA	146	1,393
TotalEnergies SE	336	19,987
Vallourec SACA	121	2,252
Vicat SACA	29	1,908
		105,257
Georgia — 0.1%
Lion Finance Group plc	20	2,059
Germany — 10.9%
Allianz SE (Registered)	63	24,778
Aroundtown SA *	573	2,066
Bayer AG (Registered)	148	4,600
Bayerische Motoren Werke AG	44	4,208
Bilfinger SE	31	3,360
Commerzbank AG	190	6,916
Continental AG	48	4,083
Deutsche Bank AG (Registered)	347	11,447
Deutsche Post AG	174	7,820
Deutsche Telekom AG (Registered)	498	17,881
E.ON SE	340	6,202
Freenet AG	73	2,358
Fresenius SE & Co. KGaA	103	4,916
Heidelberg Materials AG	20	4,607
Henkel AG & Co. KGaA (Preference) (a)	41	3,148
HOCHTIEF AG	24	5,284
Hornbach Holding AG & Co. KGaA	15	1,717
LEG Immobilien SE	35	2,758
Mercedes-Benz Group AG	130	7,378
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	23	15,092
ProSiebenSat.1 Media SE	281	2,557
SAF-Holland SE	80	1,445
Talanx AG	20	2,593

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Volkswagen AG (Preference)	45	4,708
Vonovia SE (a)	175	5,425
		157,347
Guatemala — 0.1%
Millicom International Cellular SA	37	1,493
Hong Kong — 1.9%
CK Asset Holdings Ltd.	806	3,693
Hang Lung Properties Ltd.	4,357	4,487
Kerry Properties Ltd.	1,611	4,302
Prudential plc	563	7,140
Swire Properties Ltd.	967	2,593
United Laboratories International Holdings Ltd. (The)	1,072	2,009
WH Group Ltd. (b)	3,078	3,081
		27,305
Indonesia — 0.3%
First Pacific Co. Ltd.	5,870	4,619
Ireland — 1.5%
AerCap Holdings NV	46	4,937
AIB Group plc	466	3,673
Bank of Ireland Group plc	245	3,289
Cairn Homes plc	824	2,051
Glanbia plc	228	3,311
Glenveagh Properties plc * (b)	1,246	2,658
Greencore Group plc	534	1,813
		21,732
Israel — 0.2%
Plus500 Ltd.	54	2,387
Italy — 5.4%
Azimut Holding SpA	136	4,613
Banca Monte dei Paschi di Siena SpA	167	1,422
Banco BPM SpA	305	3,893
BFF Bank SpA * (b)	157	1,867
BPER Banca SpA	361	3,552
Danieli & C Officine Meccaniche SpA	68	2,225
Enel SpA	1,664	14,670
Intesa Sanpaolo SpA	2,629	15,840
Iveco Group NV	80	1,647
MFE-MediaForEurope NV, Class B	268	1,204
Pirelli & C SpA (b)	206	1,387
Poste Italiane SpA (b)	191	4,123
Saipem SpA	928	2,480
UniCredit SpA	148	10,883

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Unipol Assicurazioni SpA	294	5,894
Webuild SpA	454	2,045
		77,745
Ivory Coast — 0.1%
Endeavour Mining plc	67	2,020
Japan — 21.7%
Aiful Corp.	1,500	4,432
Amada Co. Ltd.	140	1,579
Asahi Kasei Corp.	458	3,190
Cosmo Energy Holdings Co. Ltd.	49	2,157
Credit Saison Co. Ltd.	126	3,319
Dai-ichi Life Holdings, Inc.	744	5,887
Daiwa Securities Group, Inc.	607	4,226
ENEOS Holdings, Inc.	843	4,425
Fuji Media Holdings, Inc.	131	3,086
Furukawa Electric Co. Ltd.	69	4,150
Gunma Bank Ltd. (The)	164	1,535
Hakuhodo DY Holdings, Inc.	307	2,419
Idemitsu Kosan Co. Ltd.	436	2,804
Inpex Corp.	429	6,107
Isuzu Motors Ltd.	232	2,969
Japan Airlines Co. Ltd.	225	4,466
Japan Airport Terminal Co. Ltd.	63	1,898
Japan Petroleum Exploration Co. Ltd. (a)	235	1,704
Kamigumi Co. Ltd.	57	1,607
Kandenko Co. Ltd.	96	2,286
Kansai Paint Co. Ltd.	169	2,394
KDDI Corp.	610	10,016
Komatsu Ltd.	176	5,657
Kyocera Corp.	414	4,889
Marubeni Corp.	350	7,158
Mitsubishi UFJ Financial Group, Inc.	1,869	25,761
Mitsui & Co. Ltd.	515	10,486
Mitsui Mining & Smelting Co. Ltd.	63	2,686
Mizuho Financial Group, Inc.	409	11,982
Modec, Inc.	132	5,607
MS&AD Insurance Group Holdings, Inc.	279	5,972
Nippon Yusen KK	181	6,365
Niterra Co. Ltd.	44	1,506
Nomura Holdings, Inc.	1,072	7,083
Nomura Real Estate Holdings, Inc.	284	1,574
Open House Group Co. Ltd.	94	4,179
ORIX Corp.	284	6,377
Osaka Gas Co. Ltd.	133	3,360
Panasonic Holdings Corp.	482	4,556
Resona Holdings, Inc.	451	4,105

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sankyo Co. Ltd.	155	2,898
SBI Holdings, Inc.	176	6,527
Sojitz Corp.	77	1,840
Sompo Holdings, Inc.	117	3,462
Sumitomo Corp.	318	8,118
Sumitomo Electric Industries Ltd.	259	6,434
Sumitomo Mitsui Financial Group, Inc.	635	16,029
Sumitomo Realty & Development Co. Ltd.	83	3,025
Sumitomo Rubber Industries Ltd.	203	2,319
Suzuki Motor Corp.	410	4,502
T&D Holdings, Inc.	213	5,201
Takeda Pharmaceutical Co. Ltd.	209	5,741
TBS Holdings, Inc.	54	1,776
Tokai Rika Co. Ltd.	114	1,824
Tokuyama Corp.	211	4,525
Tokyo Century Corp.	385	4,402
Tokyo Gas Co. Ltd.	74	2,475
Tokyo Steel Manufacturing Co. Ltd.	175	1,825
Tokyo Tatemono Co. Ltd.	227	3,797
Tokyu Fudosan Holdings Corp.	584	4,117
Toyo Tire Corp.	97	2,048
Toyoda Gosei Co. Ltd.	160	3,383
Toyota Motor Corp.	629	11,181
Toyota Tsusho Corp.	167	3,832
Tsubakimoto Chain Co.	137	1,924
UACJ Corp.	54	2,133
Yamato Kogyo Co. Ltd.	24	1,369
		312,666
Netherlands — 3.9%
ABN AMRO Bank NV, CVA (b)	127	3,664
Aegon Ltd.	487	3,478
ASR Nederland NV	52	3,482
Eurocommercial Properties NV, REIT	49	1,507
Havas NV	887	1,425
Heineken Holding NV	83	5,611
ING Groep NV	566	13,203
Koninklijke BAM Groep NV	570	4,980
Koninklijke Heijmans N.V., CVA	97	6,162
NN Group NV	90	6,035
OCI NV	283	2,355
SBM Offshore NV	74	1,923
Wereldhave NV, REIT	128	2,622
		56,447
Norway — 1.4%
Aker BP ASA	85	2,050
Aker Solutions ASA	472	1,395

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — continued
DNB Bank ASA	196	4,954
DOF Group ASA (a)	234	2,142
Equinor ASA	196	5,048
Telenor ASA	267	4,089
		19,678
Peru — 0.2%
Hochschild Mining plc	624	2,295
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	2,690	2,209
NOS SGPS SA	449	1,852
		4,061
Singapore — 0.4%
United Overseas Bank Ltd.	192	5,323
South Africa — 0.5%
Anglo American plc	239	6,715
Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	1,008	16,812
Banco de Sabadell SA	1,297	4,785
Banco Santander SA	1,938	16,652
CaixaBank SA	776	7,302
Grupo Catalana Occidente SA	54	3,020
Mapfre SA	361	1,469
Tecnicas Reunidas SA *	129	3,170
Unicaja Banco SA (b)	841	2,210
		55,420
Sweden — 2.5%
Ambea AB (b)	262	3,296
Betsson AB, Class B	88	1,486
Dometic Group AB (c)	214	1,081
Evolution AB (b)	37	3,259
Granges AB	99	1,332
Loomis AB	49	1,951
Modern Times Group MTG AB, Class B *	117	1,207
NCC AB, Class B	101	1,920
Skandinaviska Enskilda Banken AB, Class A	335	5,853
Storskogen Group AB, Class B	1,743	2,023
Svenska Handelsbanken AB, Class A	328	3,999
Swedbank AB, Class A	190	5,055
Tele2 AB, Class B	226	3,492
		35,954
Switzerland — 0.2%
Aryzta AG *	21	1,920
Avolta AG	26	1,374
		3,294

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 14.7%
3i Group plc	166	9,072
Aviva plc	645	5,507
B&M European Value Retail SA	503	1,486
Balfour Beatty plc	261	1,865
Barclays plc	2,592	12,669
Beazley plc	160	1,880
Bellway plc	55	1,811
British American Tobacco plc	341	18,288
British Land Co. plc (The), REIT	224	1,032
BT Group plc	1,787	4,880
Burberry Group plc *	123	2,082
Centrica plc	2,412	5,244
Currys plc *	1,444	2,154
Drax Group plc	215	2,011
Dunelm Group plc	192	3,080
easyJet plc	285	1,848
Great Portland Estates plc, REIT	360	1,616
HSBC Holdings plc	2,820	34,357
IG Group Holdings plc	109	1,627
Imperial Brands plc	226	8,790
International Consolidated Airlines Group SA	620	3,099
Investec plc	277	2,055
ITV plc	1,448	1,570
JET2 plc	129	2,766
Johnson Matthey plc	78	1,814
Just Group plc	2,291	6,385
Keller Group plc	104	1,812
Kier Group plc	1,373	3,589
Lancashire Holdings Ltd.	380	3,138
Land Securities Group plc, REIT	411	3,127
Lloyds Banking Group plc	10,987	11,266
Marks & Spencer Group plc	699	3,210
Mitie Group plc	995	1,846
Morgan Sindall Group plc	24	1,483
NatWest Group plc	1,505	10,449
Paragon Banking Group plc	233	2,775
Pennon Group plc	397	2,622
Phoenix Group Holdings plc	471	4,123
Premier Foods plc	474	1,206
Serco Group plc	651	1,794
SSE plc	171	4,183
Standard Chartered plc	428	7,671
Taylor Wimpey plc	793	1,067
Tesco plc	1,004	5,640
TP ICAP Group plc	443	1,786
		211,775

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 9.6%
BP plc	1,047	5,614
Buzzi SpA	30	1,572
Carnival plc *	83	2,257
GSK plc	822	15,121
Nestle SA (Registered)	47	4,075
Novartis AG (Registered)	156	17,786
Roche Holding AG	118	36,753
Sanofi SA	95	8,518
Shell plc	979	35,171
Swiss Re AG	54	9,689
Tenaris SA	116	2,032
		138,588
Total Common Stocks (Cost $1,142,535)		1,397,051
Short-Term Investments — 3.3%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (d) (e) (Cost $36,554)	36,547	36,555
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (d) (e)(Cost $11,405)	11,405	11,405
Total Short-Term Investments (Cost $47,959)		47,960
Total Investments — 100.4% (Cost $1,190,494)		1,445,011
Liabilities in Excess of Other Assets — (0.4)%		(5,999)
NET ASSETS — 100.0%		1,439,012

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $10,690.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	23.7%
Insurance	10.8
Pharmaceuticals	6.5
Oil, Gas & Consumable Fuels	6.4
Metals & Mining	4.7
Capital Markets	3.8
Diversified Telecommunication Services	2.7
Automobiles	2.7
Construction & Engineering	2.6
Real Estate Management & Development	2.6
Trading Companies & Distributors	2.5
Automobile Components	2.2
Tobacco	1.9
Machinery	1.7
Multi-Utilities	1.6
Energy Equipment & Services	1.5
Food Products	1.4
Electric Utilities	1.3
Wireless Telecommunication Services	1.2
Chemicals	1.2
Media	1.2
Household Durables	1.1
Financial Services	1.1
Others (each less than 1.0%)	10.3
Short-Term Investments	3.3
Futures contracts outstanding as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	71	09/19/2025	USD	9,276	(40)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$63,420	$—	$63,420
Austria	2,200	16,431	—	18,631
Belgium	—	15,664	—	15,664
China	—	8,824	—	8,824
Denmark	—	16,804	—	16,804
Finland	—	19,528	—	19,528

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$105,257	$—	$105,257
Georgia	—	2,059	—	2,059
Germany	—	157,347	—	157,347
Guatemala	1,493	—	—	1,493
Hong Kong	—	27,305	—	27,305
Indonesia	—	4,619	—	4,619
Ireland	8,801	12,931	—	21,732
Israel	—	2,387	—	2,387
Italy	—	77,745	—	77,745
Ivory Coast	—	2,020	—	2,020
Japan	—	312,666	—	312,666
Netherlands	—	56,447	—	56,447
Norway	—	19,678	—	19,678
Peru	—	2,295	—	2,295
Portugal	—	4,061	—	4,061
Singapore	—	5,323	—	5,323
South Africa	—	6,715	—	6,715
Spain	3,020	52,400	—	55,420
Sweden	—	35,954	—	35,954
Switzerland	—	3,294	—	3,294
United Kingdom	16,554	195,221	—	211,775
United States	—	138,588	—	138,588
Total Common Stocks	32,068	1,364,983	—	1,397,051
Short-Term Investments
Investment Companies	36,555	—	—	36,555
Investment of Cash Collateral from Securities Loaned	11,405	—	—	11,405
Total Short-Term Investments	47,960	—	—	47,960
Total Investments in Securities	$80,028	$1,364,983	$—	$1,445,011
Depreciation in Other Financial Instruments
Futures Contracts	$(40)	$—	$—	$(40)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$31,322	$455,604	$450,358	$(11)	$(2)	$36,555	36,547	$1,439	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	1,743	109,197	99,535	—	—	11,405	11,405	235	—
Total	$33,065	$564,801	$549,893	$(11)	$(2)	$47,960		$1,674	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.